Acquisitions and Disposals - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jul. 02, 2018 EUR (€) Country	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 03, 2018 EUR (€)
Disclosure of Acquisitions and Disposals [Line Items]
Total payment for acquisition			€ 1,294,000,000	€ 4,912,000,000	€ 2,069,000,000
Turnover			50,982,000,000	53,715,000,000	52,713,000,000
Revenue of acquiree			253,000,000
Operating profit of acquiree			55,000,000
Revenue of group if acquisition completed			51,140,000,000
Operating profit of group if acquisition completed			12,551,000,000
Goodwill expected to be tax deductible		€ 5,000,000	5,000,000
Contingent liabilities acquired		0	0
Acquisition and disposal related income			€ 277,000,000
Description of goodwill			Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses.
Profit on disposals	€ 4,331,000,000		€ 4,331,000,000	€ 334,000,000	€ (95,000,000)
Number of countries in which manufacturing assets were disposed | Country	28
Cash-generating units [member]
Disclosure of Acquisitions and Disposals [Line Items]
Goodwill allocated	€ 2,429,000,000
Hindustan Unilever Limited [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Consideration payable via combination of cash and shares						€ 3,300,000,000
Glaxo Smith Kline [member] | Health food drinks portfolio [member]
Disclosure of Acquisitions and Disposals [Line Items]
Turnover		€ 550,000,000
Global spreads business (excluding South Africa) [member]
Disclosure of Acquisitions and Disposals [Line Items]
Consideration Received	7,144,000,000
'South Africa spreads business [member]
Disclosure of Acquisitions and Disposals [Line Items]
Non cash consideration	€ 446,000,000
Blueair [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition and disposal related income			277,000,000
Impairment of intangible asset			€ 208,000,000